FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning		$ 16,116,667
Initial measurement on September 17, 2019 (IPO)	$ 18,300,000
Change in valuation inputs or other assumptions	(2,183,333)	20,650,000
Fair value as of ending	16,116,667	36,766,667
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning		9,716,667
Initial measurement on September 17, 2019 (IPO)	11,000,000
Change in valuation inputs or other assumptions	(1,283,333)	12,650,000
Fair value as of ending	9,716,667	22,366,667
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning		6,400,000
Initial measurement on September 17, 2019 (IPO)	7,300,000
Change in valuation inputs or other assumptions	(900,000)	8,000,000
Fair value as of ending	$ 6,400,000	$ 14,400,000